Note 9 - Contingent Consideration (Details Textual)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Sep. 18, 2019 USD ($)
Business Combination, Contingent Consideration, Liability, Current	$ 2,214,022	$ 2,067,255
Siemens [Member]
Business Combination, Contingent Consideration, Liability, Current			$ 1,500,000